Colin Dean
Senior Investments Counsel

99 High Street
Boston, MA 02110
+1 617 747 9570
colin.dean@mercer.com
www.mercer.com

1933 Act Rule 485(b)

1933 Act File No. 333-123467

1940 Act File No. 811-21732

September 13, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mercer Funds (the “Trust”)

File Nos. 333-123467 and 811-21732

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the Mercer Opportunistic Fixed Income Fund Class Y-1, Class Y-2 and Class Y-3 shares, a series of the above referenced Registrant. The attached XBRL-coded prospectus disclosure found in the Rule 497 filing for the Registrant on August 28, 2013.

Please do not hesitate to contact me at 617-747-9570 if you have any questions or comments with respect to this filing.

Very truly yours,

/s/ Colin Dean

Colin Dean

Vice President and Assistant Secretary

Mercer Funds

EXHIBIT LIST

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase